Supplemental disclosures with respect to cash flows	9 Months Ended
Sep. 30, 2026
Supplemental Disclosures With Respect To Cash Flows
Supplemental disclosures with respect to cash flows

7.	Supplemental disclosures with respect to cash flows

Changes in non-cash working capital during the nine months ended September 30, 2026 and September 30, 2025, comprise the following:

	September 30,	September 30,
	2026	2025
	$	$
Prepayments and receivables	389,327	118,019
Accounts payable and accrued liabilities	43,900	(30,870)
Net change	433,227	87,149

Changes in non-cash investing activities during the nine months ended September 30, 2026 and September 30, 2025 were comprised of the following:

	September 30,	September 30,
	2026	2025
	$	$
Non-cash investing activities:
Shares received for the sale of mineral properties	–	2,839,872
Shares issued for the acquisition of mineral properties	(2,310,000)	(25,000)
	(2,310,000)	2,814,872

During the nine months ended September 30, 2026, non-cash financing activities consisted of the issuance of 46,667 common shares with a fair value of $21,000 to settle debt (Note 4). During the nine months ended September 30, 2025, non-cash financing activities consisted of the issuance of 99,091 common shares with a fair value of $49,315 to settle debt (Note 4).

During the nine months ended September 30, 2026 and September 30, 2025, no amounts were paid for interest or income taxes.